SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

        Between January 1 and March 31, 2013, the Company obtained new borrowings of $304.6 million, of which $145.2 million has due dates before December 31, 2013, and $159.4 million has due dates beyond December 31, 2013.

        Between January 1 and March 31, 2013, the Company renewed $108.6 million bank facilities with due dates beyond December 31, 2013.